Label	Element	Value
BNY Mellon New York AMT-Free Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	August 30, 2019 BNY MELLON NEW YORK AMT-FREE MUNICIPAL BOND FUND Supplement to Summary and Statutory Prospectuses Dated March 29, 2019
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon New York AMT-Free Municipal Bond Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following information supersedes the information contained in “Fees and Expenses” in the fund’s summary prospectus and “Fund Summary – Fees and Expenses” in the fund’s prospectus:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 30, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, restated to reflect the current expense limitation agreement by BNY Mellon Investment Adviser, Inc.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
BNY Mellon New York AMT-Free Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous other expenses	rr_Component3OtherExpensesOverAssets	0.18%
Total other expenses	rr_OtherExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses (after fee waiver and/or expenses reimbursement)	rr_NetExpensesOverAssets	0.88%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 536
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	739
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	958
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,589
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	536
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	739
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	958
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,589
BNY Mellon New York AMT-Free Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous other expenses	rr_Component3OtherExpensesOverAssets	0.18%
Total other expenses	rr_OtherExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.73%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses (after fee waiver and/or expenses reimbursement)	rr_NetExpensesOverAssets	1.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 266
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	535
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	929
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,033
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	166
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	535
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	929
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,033
BNY Mellon New York AMT-Free Municipal Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Miscellaneous other expenses	rr_Component3OtherExpensesOverAssets	0.17%
Total other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses (after fee waiver and/or expenses reimbursement)	rr_NetExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	220
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	391
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	885
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	63
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	220
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	391
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 885
BNY Mellon New York AMT-Free Municipal Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Miscellaneous other expenses	rr_Component3OtherExpensesOverAssets	0.16%
Total other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses (after fee waiver and/or expenses reimbursement)	rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	217
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	385
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	873
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	62
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	217
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	385
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 873

[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
[2]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fees in the amount of .10% of the value of the fund's average daily net assets until August 30, 2020. On or after August 30, 2020, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.